Accrued Expenses and Other Payables - Summary of Accrued Expenses and Other Payables (Parenthetical) (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Liabilities arising from financing activities	¥ 104,583	¥ 95,744	¥ 112,528
Consideration Payable In Respect of Acquisition of Non-controlling Interests of a Subsidiary of the Group [member]
Disclosure of financial liabilities [line items]
Liabilities arising from financing activities	¥ 119
Consideration settlement date	January 23, 2018
Consideration Payable In Respect Of Acquisition [member]
Disclosure of financial liabilities [line items]
Liabilities arising from financing activities	¥ 87